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+1 212 839 5969 CTEODORO@SIDLEY.COM
AMERICA • ASIA PACIFIC • EUROPE

November 4, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Division of Investment Management

Re:	Puerto Rico Short Term Investment Fund for Puerto Rico Residents, Inc., Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A

(1933 Act File No. 333-259157 / 1940 Act File No. 811-23673)

Ladies and Gentlemen:

On behalf of Puerto Rico Short Term Investment Fund, Inc. (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 8 to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a Prospectus relating to Class A Shares and Class B Shares of the Fund, as well as a Statement of Additional Information.

We would be pleased to provide you with any additional information you may require or with copies of any of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please do not hesitate to contact the undersigned (212-839-5969) with any comments or questions you might have.

Very truly yours,

/s/ Carla G. Teodoro
Carla G. Teodoro

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.